Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Operating and Capital Leases

Future minimum lease payments under operating and capital leases as of December 31, 2015 were as follows:

	OPERATING	CAPITAL
	(in thousands)
2016	$2,312	$1,466
2017	2,299	1,214
2018	2,327	921
2019	2,529	483
2020	2,602	241
Thereafter	14,169	—
Total minimum lease payments	$26,238	$4,325
Less: Portion representing interest		(609)
Present value of capital lease obligations		3,716
Less: Current portion of capital lease obligations		(1,190)
Capital lease obligations net of current portion		$2,526

Future minimum lease payments under operating and capital leases as of September 30, 2016 were as follows:

	OPERATING	CAPITAL
	(in thousands)
	(unaudited)
2016	$692	$339
2017	3,101	1,275
2018	3,035	982
2019	2,907	519
2020	2,990	259
Thereafter	19,715	2
Total minimum lease payments	$32,440	$3,376
Less: Portion representing interest		(431)
Present value of capital lease obligations		2,945
Less: Current portion of capital lease obligations		(1,103)
Capital lease obligations net of current portion		$1,842